SHAREHOLDERS' EQUITY - Share Capital - Dividends (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends
Dividend paid per common share (in dollars per share)	$ 0.12	$ 0.12	$ 0.16
Dividends declared	$ 29.3	$ 29.0	$ 35.4